Subsequent Events	9 Months Ended
Sep. 30, 2014
Subsequent Events

18. Subsequent Events (Unaudited)

On October 17, 2014, we entered into a lease agreement to lease additional office space at our corporate headquarters. The lease agreement commences in the fourth quarter of 2014 with a lease term of 4.5 years and an option to extend the leases for five years. The annual lease payments for this additional lease are approximately $1.2 million.